April 28, 2026

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Jackson National Life Insurance Company Jackson National Separate Account - I (Defined Strategies) File Nos. 033-82080 and 811-08664

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically. This filing is for the second of two prospectuses for this offering of securities. There is only one statement of additional information used in connection with this offering of securities, which, for purposes of Rule 497, is covered under the Rule 497(j) certification filing for Perspective (filed concurrently herewith).

If you have any questions, please call me at (517) 367-3813.

Very truly yours,

/s/ JENNIFER GRAU

Jennifer Grau
Senior Attorney,
Insurance Legal & Product Development
Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).